Investment Risks - Global Atlantic BlackRock High Yield Portfolio	Jun. 17, 2026
Affiliated Underlying ETF Risk [Member]
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Affiliated Underlying ETF Risk: The Portfolio invests in Underlying ETFs that are affiliated with a Sub-Adviser. The Sub-Adviser is subject to conflicts of interest when allocating Portfolio assets among the various Underlying ETFs both because the fees payable to it and/or its affiliates by some Underlying ETFs are higher than the fees payable by other Underlying ETFs and because the Sub-Adviser and its affiliates are also responsible for managing the Underlying ETFs.

Asset Allocation Risk [Member]
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Asset Allocation Risk: The Portfolio's percentage allocations among its investments could cause the Portfolio to underperform relative to relevant benchmarks and other mutual funds with similar investment objectives.

Corporate Loans Risk [Member]
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Corporate Loans Risk: The value of corporate loan investments is generally less exposed to the adverse effects of shifts in market interest rates than investments that pay a fixed rate of interest. The market for corporate loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods (which may exceed seven days). As a result, the proceeds from the sale of corporate loans may not be readily available to make additional investments or to meet an Underlying ETF’s redemption obligations, meaning that the Underlying ETF may have to sell other investments or take other actions if necessary to raise cash to meet its obligations.

Emerging Markets Risk [Member]
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Emerging Markets Risk: Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

ESG Investing Risk [Member]
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ESG Investing Risk: The Portfolio may invest a portion of its assets in Underlying ETFs that integrate ESG in their investment selection process and/or screen out particular companies and industries based on certain ESG related criteria. An Underlying ETF may forgo certain investment opportunities, which may affect the Portfolio's exposure to certain companies or industries. An Underlying ETF’s results may be lower than other funds that do not seek to invest in companies based on ESG ratings and/or screen out certain companies or industries. An Underlying ETF may invest in companies that do not reflect the beliefs and values of any particular investor.

ETF Risk [Member]
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ETF Risk: Investments in underlying ETFs typically present the same risks as investments in conventional Underlying ETFs. In addition, disruptions to the creations and redemptions process through which market makers directly purchase and sell ETF shares, the existence of extreme market volatility or potential lack of an active trading market, or changes in the liquidity of the market for an ETF’s underlying portfolio holdings, may result in the ETF’s shares trading at significantly above (at a premium to) or below (at a discount to) net asset value, which may result in a Portfolio paying significantly more or receiving significantly less for ETF shares than the value of the relevant ETF’s underlying holdings. Because the value of ETF shares depends on the demand in the market, the Portfolio may not be able to liquidate its holdings at the most optimal time, adversely affecting performance.

Focus Risk [Member]
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Focus Risk: To the extent that the Portfolio or an Underlying ETF focuses on particular countries, regions, industries, sectors or types of investment from time to time, the Portfolio or Underlying ETF may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

Forward Currency Contracts Risk [Member]
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Forward Currency Contracts Risk: Use of forward currency contracts can have the effect of reducing returns, limiting opportunities for gain and creating losses. Forward currency contracts do not eliminate fluctuations in the value of foreign securities but allow the Portfolio to establish a fixed rate of exchange for a future point in time.

Interest Rate Risk [Member]
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Interest Rate Risk: Interest rate changes can be sudden and unpredictable and are influenced by a number of factors, including government policy, monetary policy, inflation expectations, perceptions of risk, and supply and demand for fixed-income securities. An increase in interest rates generally will cause the value of fixed-income securities to decline. Interest rate changes may result in heightened volatility and lower liquidity for certain instruments, which may adversely affect an Underlying ETF’s performance. Duration is a measure of how sensitive a bond is to interest rate changes. Securities with longer durations tend to be more sensitive to these interest rate changes and their prices are usually more volatile than those of shorter-duration securities. The longer an Underlying ETF’s average weighted portfolio maturity, the greater the impact a change in interest rates will have on its share price. Additionally, during periods of very low or negative interest rates, an Underlying ETF may be unable to maintain positive returns or pay dividends to shareholders.

Mortgage- and Asset-Backed Securities Risks [Member]
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Mortgage- and Asset-Backed Securities Risks: Mortgage- and asset-backed securities differ from conventional debt securities because principal is paid back periodically over the life of the security rather than at maturity. An investor may receive unscheduled payments of principal due to voluntary prepayments, refinancings or foreclosures on the underlying loans. To the investor this means a loss of anticipated interest, and a portion of its principal investment represented by any premium the investor may have paid. Mortgage prepayments generally increase when interest rates fall. Mortgage-backed securities also are subject to extension risk. Rising interest rates could reduce the rate of prepayments on mortgage-backed securities and extend their life. This could cause the price of the mortgage-backed securities and the Underlying ETF’s share price to fall and would make the mortgage-backed securities more sensitive to interest rate changes. Issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements provided to support the securities, if any, may be inadequate to protect investors in the event of default. Like mortgage-backed securities, asset-backed securities are subject to prepayment and extension risks.

Portfolio Turnover Rate Risk [Member]
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Portfolio Turnover Rate Risk: A high rate of portfolio turnover (100% or more) involves correspondingly greater expenses, including higher transaction costs, which must be borne by the Portfolio and its shareholders.

Sovereign Debt Risk [Member]
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Risk [Text Block]	Sovereign Debt Risk: Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt.
Style Factors Risk [Member]
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Style Factors Risk: The equity style factors (i.e., momentum, quality, value, low volatility and size) that determine the weight of each component security in an underlying index have characteristics that may cause an Underlying ETF to underperform the index or the market as a whole.

Underlying ETF Risk [Member]
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Underlying ETF Risk: Underlying ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Portfolio. As a result, your cost of investing in the Portfolio will be higher than the cost of investing directly in an Underlying ETF and may be higher than other mutual funds that invest directly in stocks and bonds. Because the Portfolio’s investments include shares of the Underlying ETFs, the Portfolio’s risks include the risks of each Underlying ETF.

U.S. Treasury Obligations Risk [Member]
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U.S. Treasury Obligations Risk U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities. Changes in the U.S. government’s financial condition or credit rating may cause the value of U.S. Treasury obligations to decline. Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity, but the market value of such securities is not guaranteed and may fluctuate. Although U.S. Treasury obligations are backed by the full faith and credit of the United States, circumstances could arise that could prevent the timely payment of interest or principal.